Operating Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Lease [Abstract]
Operating Lease
9.	Operating Lease

During 2022, the Company entered into a noncancelable operating lease that includes two property location, one which is being used as the Company’s office and the other as its lab for research and development and the production of inventory. The lease had a commencement date of June 1, 2022, and expires on May 31, 2025, after which the term will continue on a month-to-month basis.

On July 3rd, 2023, the Company amended the terms of the previously entered lease agreement to lease additional office space from the lessor. Rent increased from $10,773 to $13,477 per month commencing July 1, 2023, through May 31, 2025. The lease amendment required a remeasurement of the lease liability which resulted in an increase of $47,986 to the lease liability and an equal increase in the right of use asset as of July 1, 2023.

The Company recognized a total lease cost related to its noncancelable operating lease of $79,481 and $63,259 for the six months ended June 30, 2024, and 2023, respectively. The lease cost has been allocated as follows based on the square footage of each property location.

	June 30, 2024	June 30, 2023
Office space, recorded in office and administration	$60,575	$44,353
Lab space, recorded in research and development	11,928	16,613
Lab space, capitalized to production of inventory	6,978	2,293
	$79,481	$63,259

As of June 30, 2024, and December 31, 2023, the Company recorded a security deposit of $10,773. (Note 5)

Future minimum lease payments under the Company’s operating lease that has an initial noncancelable lease term in excess of one year at March 31, 2024, are as follows:

As of March 31, 2024	Total
2024	80,861
2025	67,384
Thereafter	-
148,245
Less: Imputed interest	(8,182)
Operating lease liability	140,063

Operating lease lability – current	140,063
Operating lease lability – non-current	$-

On July 3rd, 2023, the Company amended the terms of the previously entered lease agreement on July 4, 2022, to acquire more space. Rent shall increase to $13,476.75 per month commencing July 1, 2023. The Company used a discount rate of 11.50% upon the remeasurement of the lease liability on July 1, 2023, compared to an original discount rate of 8% on lease commencement, as its incremental cost of borrowing due to the amendment. The remaining lease term as of June 30, 2024, is 0.92 years (December 31, 2023 – 1.42 years).

8.	Operating Lease

During 2022, the Company entered into a noncancelable operating lease that includes two property location, one which is being used as the Company’s office and the other as its lab for research and development and the production of inventory. The lease had a commencement date of June 1, 2022 and expires on May 31, 2025, after which the term will continue on a month-to-month basis.

On July 3rd, 2023, the Company amended the terms of the previously entered lease agreement to lease additional office space from the lessor. Rent increased from $10,773 to $13,477 per month commencing July 1, 2023, through May 31, 2025. The lease amendment required a remeasurement of the lease liability which resulted in an increase of $47,986 to the lease liability and an equal increase in the right of use asset as of July 1, 2023.

The Company recognized a total lease cost related to its noncancelable operating lease of $142,741 and $73,802 for the year ended December 31, 2023, and 2022, respectively. The lease cost has been allocated as follows based on the square footage of each property location.

	December 31, 2023	December 31, 2022
Office space, recorded in office and administration	104,928	$51,745
Lab space, recorded in research and development	31,010	19,004
Lab space, capitalized to production of inventory	6,803	3,053
	142,741	$73,802

As of December 31, 2023 and December 31, 2022, the Company recorded a security deposit of $10,773 (note 5).

Future minimum lease payments under the Company’s operating lease that has an initial noncancelable lease term in excess of one year at December 31, 2023 are as follows:

Year ended December 31,	Total
2024	161,721
2025	67,384
Thereafter	-
229,105
Less: Imputed interest	(18,616)
Operating lease liability	210,489

Operating lease lability – current	145,000
Operating lease lability – non-current	$65,489

On July 3rd, 2023, the Company amended the terms of the previously entered lease agreement on July 4, 2022 to acquire more space. Rent shall increase to $13,476.75 per month commencing July 1, 2023. The Company used a discount rate of 11.50% upon the remeasurement of the lease liability on July 1, 2023, compared to an original discount rate of 8% on lease commencement, as its incremental cost of borrowing due to the amendment. The remaining lease term as of December 31, 2023, is 1.42 years (December 31, 2022 – 2.42 years).